Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 12, 2016
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Sep. 12, 2016
Document Effective Date	Sep. 13, 2016
Prospectus Date	Sep. 13, 2016